Class A Common Stock Subject to Possible Redemption	9 Months Ended
Sep. 30, 2021
Share-based Payment Arrangement [Abstract]
Class A Common Stock Subject to Possible Redemption

Note 6 — Class A Common Stock Subject to Possible Redemption

The Company’s Class A common stock feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 100,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holder of the Company’s Class A common stock are entitled to one vote for each share. Accordingly, there were 20,125,000 shares of Class A common stock subject to possible redemption.

The Class A common stock subject to possible redemption reflected on the balance sheet is reconciled on the following table:

Gross proceeds from Initial Public Offering	$201,250,000
Less:
Offering costs allocated to Class A common stock subject to possible redemption	(11,455,480)
Plus:
Accretion of carrying value to redemption value	11,455,480
Class A common stock subject to possible redemption	$201,250,000